Intangible Assets and Goodwill - Schedule of Intangible Assets (Details) - LendingClub Corp [Member] - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		$ 40,200	$ 40,200
Accumulated Amortization		(13,989)	(9,229)
Net Carrying Value	$ 25,049	26,211	30,971
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		39,500	39,500
Accumulated Amortization		(13,329)	(8,702)
Net Carrying Value		26,171	30,798
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		400	400
Accumulated Amortization		(360)	(227)
Net Carrying Value		40	173
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		300	300
Accumulated Amortization		(300)	(300)
Net Carrying Value		$ 0	$ 0